Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Deferred Financing Costs
Accumulated amortization of deferred financing costs	$ 16.0	$ 12.3
Segment Information
Number of reporting segments	3
2012 Notes
Fair Value of Other Financial Instruments
Fair Value	448.4
Carrying Value	425.0
Floating Rate Notes
Fair Value of Other Financial Instruments
Fair Value	229.1	208.2
Carrying Value	230.0	230.0
PIK toggle notes
Fair Value of Other Financial Instruments
Fair Value		417.0
Carrying Value		$ 405.0